Expenses Classified by Nature (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	₩ 27,135,770	₩ 34,832,581	₩ 18,660,477
Power purchase	38,304,309	41,984,858	21,619,039
Salaries	5,515,166	5,471,459	5,397,682
Retirement benefit expense	460,302	615,370	601,390
Welfare and benefit expense	695,203	695,839	725,998
Insurance expense	147,690	127,507	122,453
Depreciation	12,864,913	12,301,131	11,771,324
Amortization of intangible assets	163,174	156,160	166,161
Bad debt expense	62,808	23,634	17,968
Commission	801,768	771,947	717,559
Advertising expense	39,161	44,291	38,782
Training expense	23,964	22,140	18,206
Vehicle maintenance expense	18,172	21,024	17,001
Publishing expense	6,160	6,746	6,878
Business promotion expense	5,082	6,538	7,299
Rent expense	206,556	234,119	237,884
Telecommunication expense	17,519	17,622	19,528
Transportation expense	103,601	114,857	54,235
Taxes and dues	687,066	676,497	622,826
Expendable supplies expense	54,504	56,776	50,466
Water, light and heating expense	57,407	77,952	55,376
Repairs and maintenance expense	2,774,262	2,739,424	2,617,995
Ordinary development expense	717,561	727,810	689,397
Travel expense	93,497	95,061	78,202
Clothing expense	19,940	21,822	18,534
Survey and analysis expense	5,224	5,448	4,881
Membership fee	16,667	18,381	9,823
Others	1,763,663	2,046,022	2,172,722
Total expenses, by nature	92,761,109	103,913,016	66,520,086
Selling and administrative expense
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	0	0	0
Power purchase	0	0	0
Salaries	1,098,460	1,142,360	1,121,188
Retirement benefit expense	89,533	109,758	113,127
Welfare and benefit expense	152,836	155,781	155,558
Insurance expense	27,726	20,835	17,909
Depreciation	241,533	244,676	219,427
Amortization of intangible assets	88,648	85,661	91,428
Bad debt expense	62,808	23,634	17,968
Commission	460,644	420,390	410,287
Advertising expense	30,305	33,739	29,230
Training expense	7,900	7,327	4,923
Vehicle maintenance expense	9,044	10,749	8,849
Publishing expense	3,281	3,732	3,568
Business promotion expense	2,559	3,198	3,522
Rent expense	44,807	47,680	43,650
Telecommunication expense	7,813	7,945	8,569
Transportation expense	1,099	1,012	870
Taxes and dues	112,449	122,177	93,446
Expendable supplies expense	7,252	9,617	9,052
Water, light and heating expense	16,207	17,950	12,351
Repairs and maintenance expense	154,062	152,449	123,134
Ordinary development expense	217,319	213,932	213,936
Travel expense	16,265	16,062	11,099
Clothing expense	10,450	13,044	10,540
Survey and analysis expense	1,068	1,126	889
Membership fee	1,503	1,469	1,331
Others	196,011	143,119	149,945
Total expenses, by nature	3,061,582	3,009,422	2,875,796
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Raw materials used	27,135,770	34,832,581	18,660,477
Power purchase	38,304,309	41,984,858	21,619,039
Salaries	4,416,706	4,329,099	4,276,494
Retirement benefit expense	370,769	505,612	488,263
Welfare and benefit expense	542,367	540,058	570,440
Insurance expense	119,964	106,672	104,544
Depreciation	12,623,380	12,056,455	11,551,897
Amortization of intangible assets	74,526	70,499	74,733
Bad debt expense	0	0	0
Commission	341,124	351,557	307,272
Advertising expense	8,856	10,552	9,552
Training expense	16,064	14,813	13,283
Vehicle maintenance expense	9,128	10,275	8,152
Publishing expense	2,879	3,014	3,310
Business promotion expense	2,523	3,340	3,777
Rent expense	161,749	186,439	194,234
Telecommunication expense	9,706	9,677	10,959
Transportation expense	102,502	113,845	53,365
Taxes and dues	574,617	554,320	529,380
Expendable supplies expense	47,252	47,159	41,414
Water, light and heating expense	41,200	60,002	43,025
Repairs and maintenance expense	2,620,200	2,586,975	2,494,861
Ordinary development expense	500,242	513,878	475,461
Travel expense	77,232	78,999	67,103
Clothing expense	9,490	8,778	7,994
Survey and analysis expense	4,156	4,322	3,992
Membership fee	15,164	16,912	8,492
Others	1,567,652	1,902,903	2,022,777
Total expenses, by nature	₩ 89,699,527	₩ 100,903,594	₩ 63,644,290